ENVIRONMENTAL LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2025
Environmental Remediation Obligations [Abstract]
Summary of Movements in Environmental Liabilities
The following tables show the movements in environmental liabilities for the years ended December 31, 2025 and 2024:

Year ended December 31, 2025 (millions of dollars)	PCB	LAR	Total
Environmental liabilities - beginning	6	41	47
Expenditures	(4)	(1)	(5)
Revaluation adjustment	(1)	3	2
Environmental liabilities - ending	1	43	44
Less: current portion	(1)	(6)	(7)
	—	37	37

Year ended December 31, 2024 (millions of dollars)	PCB	LAR	Total
Environmental liabilities - beginning	39	40	79
Expenditures	(34)	(3)	(37)
Revaluation adjustment	1	4	5
Environmental liabilities - ending	6	41	47
Less: current portion	(6)	(5)	(11)
	—	36	36

Summary of Estimated Future Environmental Expenditures	As at December 31, 2025, the estimated future environmental expenditures were as follows:

(millions of dollars)
2026	7
2027	6
2028	2
2029	1
2030	2
Thereafter	26
44